Amounts Receivable and Other Assets	9 Months Ended
Dec. 31, 2023
Amounts Receivable and Other Assets
Amounts Receivable and Other Assets	6. AMOUNTS RECEIVABLE AND OTHER ASSETS
	December 31, 2023	March 31, 2023
	($)	($)
Sales tax refundable	98,729	199,184
Prepaid	7,877	19,167
	106,606	218,351